BALANCE SHEET COMPONENTS - SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES - (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
BALANCE SHEET COMPONENTS
Accrued research and development	$ 4,704	$ 9,363	$ 2,751
Accrued payroll and other employee benefits	3,952	4,368	1,691
Other	292	1,090	380
Total accrued and other current liabilities	$ 8,948	$ 14,821	$ 4,822